Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Diamir Biosciences Corp [Member]
Convertible Notes Payable [Line Items]
Schedule of Convertible Notes Payable

Convertible notes payable consist of the following:

	November 30, 2025	May 31, 2025
Executive director	$1,060,565	$872,245
Former Chief Scientific Officer	89,782	85,417
Investor	101,778	—
Total	$1,252,125	$957,662

Schedule of Interest Expenses	Interest expense consists of the following in the six months ended November 30:
	2025	2024
Interest on notes	$25,607	$19,490
Amortization of discount	31,550	19,349
Total	$57,157	$38,839

DiamiR Biosciences Corp. [Member]
Convertible Notes Payable [Line Items]
Schedule of Convertible Notes Payable	Convertible notes payable consist of the following:
	May 31, 2025	May 31, 2024
Executive director	$872,245	$536,861
Former Chief Scientific Officer	85,417	77,321
Total	$957,662	$614,182

Schedule of Interest Expenses	Interest expense consists of the following in the years ended May 31:
	2025	2024
Interest on notes	$38,508	$23,232
Amortization of discount	43,538	25,367
Total	$82,046	$48,599